Long-Term Debt Activity (Tables)	12 Months Ended
Dec. 31, 2012
Components of long-term debt

As of December 31, long-term debt consisted of the following:

	December 31,
	2011	2012
Cinemark USA, Inc. term loan	$905,887	$700,000
Cinemark USA, Inc. 8.625% senior notes due 2019 (1)	460,530	461,464
Cinemark USA, Inc. 5.125% senior notes due 2022	—	400,000
Cinemark USA, Inc. 7.375% senior subordinated notes due 2021	200,000	200,000
Hoyts General Cinema (Argentina) bank loan due 2013	5,804	2,546

Total long-term debt	1,572,221	1,764,010
Less current portion	12,145	9,546

Long-term debt, less current portion	$1,560,076	$1,754,464

(1)	Includes the $470,000 aggregate principal amount of the 8.625% senior notes net of the unamortized discount of $9,470 and $8,536 at December 31, 2011 and 2012, respectively.

Maturities of long-term debt

The Company’s long-term debt at December 31, 2012 matures as follows:

2013	9,546
2014	7,000
2015	7,000
2016	7,000
2017	7,000
Thereafter	1,735,000	(1)

Total	1,772,546

(1)	Reflects the aggregate principal amount at maturity of the 8.625% senior notes before the original issue discount of $8,536.